Commitments - Schedule of Future Minimum Commitment Under Binding Lease Agreeements (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Future Minimum Commitment Under Binding Lease Agreeements [Abstract]
2023	$ 80
Total	$ 80